Leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

9. LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the unaudited condensed consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the unaudited condensed consolidated balance sheets:

	December 31,	September 30,
	2023	2024

Operating lease right-of-use assets	$1,280	$821

Operating lease liabilities, current	$748	$738
Operating lease liabilities, non-current	504	20
Total operating lease liabilities	$1,252	$758

The components of lease expenses were as follows:

	For the nine months ended September 30,
	2023	2024
Lease expenses
Amortization of right-of-use assets	571	577
Interest of operating lease liabilities	26	34
Total lease expenses	$597	$611

For the nine months ended September 30, 2023 and 2024, the short-term lease expenses amounted to $113 and $110, respectively.

Other information related to leases where the Group is the lessee is as follows:

	December 31,	September 30,
	2023	2024

Weighted-average remaining lease term	1.11	0.59
Weighted-average discount rate	4.30%	4.30%

As of September 30, 2024, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended September 30,	Operating Leases
remainder of 2024	$183
2025	571
2026	19
Total lease payments	773
Less: imputed interest	(15)
Total	$758